Chicago
New York
Washington, DC
London
San Francisco
Los Angeles
Singapore
Dallas vedderprice.com
May 25, 2022 VIA EDGAR TRANSMISSION U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549	W. Thomas Conner Shareholder +1 202 312 3331 tconner@vedderprice.com

Re:	Initial Registration Statement on Form S-3

Brighthouse Life Insurance Company of NY

Brighthouse Shield® Level Select 3-Year Annuity

To the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement on Form S-3 (the “Registration Statement”) for certain individual single premium deferred index-linked separate account annuity contracts. Exhibits not included with this filing, and certain other information will be added, and clarifying or stylistic changes will be made, by pre-effective amendment.

The primary purpose for which the Initial Registration Statement is being filed is to comply with the requirement in Rule 415(a)(5) under the Securities Act to file a new registration statement within three years of the effective date of the initial registration statement. As indicated on the Filing Fee Table exhibit of the Registration Statement, the Company is also carrying forward unsold interests previously registered in connection with a prior registration statement (File No. 333-234535) pursuant to Rule 415(a)(6) under the Securities Act. In addition, the Registration Statement reflects certain immaterial disclosure updates and clarifying edits.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (202) 312-3331 or Nathaniel Segal at (312) 609-7747.

1401   I   Street NW, Suite 1100   |   Washington, DC 20005   |   T +1 202 312 3320   |   F +1 202 312 3322

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.

U.S. Securities and Commission

May 25, 2022

Very truly yours, /s/ W. Thomas Conner W. Thomas Conner Shareholder*

WTC

cc:	Michele H. Abate, Vice President and Associate General Counsel, Brighthouse Financial, Inc.

Jocelyn Norman, Corporate Counsel, Brighthouse Financial, Inc.

Nathaniel Segal, Counsel, Vedder Price P.C.